Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	$ 2,196,946	$ 1,522,864
Total gross investment	1,386,801	931,091
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	1,045,035	449,698
Total gross investment	694,131	217,952
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	1,151,911	1,073,166
Total gross investment	$ 692,670	$ 713,139